Investments in Associates - Summary of Investments in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Investment carrying value	₽ 293	₽ 283	₽ 265	₽ 284
Mechel Somani Carbon (Mining segment) [member]
Disclosure of associates [line items]
Percent of shares held		51.00%
Investment carrying value				44
TPTU (Mining segment) [member]
Disclosure of associates [line items]
Percent of shares held	40.00%	40.00%
Investment carrying value	₽ 189	₽ 184	175	157
TRMZ (Mining segment) [member]
Disclosure of associates [line items]
Percent of shares held	25.00%	25.00%
Investment carrying value	₽ 104	₽ 99	₽ 90	₽ 83